Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK 40/60 TARGET ALLOCATION FUND	Jan. 28, 2021
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
10 Years	9.13%
MSCI ACWI Index (28%); MSCI USA Index (12%); Bloomberg Barclays U.S. Universal Index (60%) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	12.83%
5 Years	8.48%
10 Years	6.94%
Institutional Shares
Average Annual Return:
1 Year	14.74%
5 Years	8.46%
10 Years	8.00%
Investor A Shares
Average Annual Return:
1 Year	8.38%
5 Years	6.92%
10 Years	7.04%
Investor A Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.97%
5 Years	5.80%
10 Years	5.60%
Investor A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	5.38%
5 Years	5.06%
10 Years	5.15%
Investor C Shares
Average Annual Return:
1 Year	12.52%
5 Years	7.27%
10 Years	6.97%
Class R Shares
Average Annual Return:
1 Year	14.16%
5 Years	7.90%
10 Years	7.46%